PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Accounts receivable	$ 4,440	$ 5,578
Prepaid insurance	9,178	6,915
Lease deposit		$ 10,956	$ 10,956
Prepaid expenses			5,050
Receivables from deposits for stock purchase			$ 5,000
Prepaid consulting fees	104,167
Prepaid subscription	$ 3,357